Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in associates and joint ventures

10 Investments in associates and joint ventures

	2019 £m	2018 £m

1 January	1,737	1,577

Total comprehensive income (note 5)	390	387

Dividends	(239)	(211)

Additions (note 23)	8	–

Other equity movements	(36)	(16)

31 December	1,860	1,737

Non-current assets	1,237	1,225

Current assets	1,085	953

Non-current liabilities	(74)	(71)

Current liabilities	(388)	(370)

	1,860	1,737

ITC Ltd. (Group's share of the market value is £9,099 million (2018: £11,465 million))	1,794	1,682

Other listed associates (Group's share of the market value is £221 million (2018: £183 million))	22	20

Unlisted associates	44	35

	1,860	1,737

The Group’s investment in Tisak d.d. (Tisak) was acquired as part of the TDR transaction (note 23). During 2016, the Group entered into an agreement with Tisak’s parent Agrokor d.d. (Agrokor) to convert certain outstanding trading balances into long-term loans and an additional shareholding in Tisak. As part of the agreement, Agrokor had the right to reacquire the additional shareholding in Tisak. As a consequence of this, while the Group had legal ownership of the additional shareholding, it did not consider that the shares provided any additional equity interest and continued to account for 26% of the equity of Tisak. In 2017, due to the financial difficulties of Agrokor and Tisak, the Group fully impaired this investment. This resulted in a charge of £27 million to the income statement that has been reported as an adjusting item in note 5. In July 2018, Agrokor’s creditors approved a settlement plan proposed by Agrokor’s administrators. The settlement plan has not returned any value to the Group and Tisak is expected to be liquidated in 2020.

Included within the dividends amount of £239 million (2018: £211 million) are £231 million (2018: £204 million) attributable to dividends declared by ITC.

The principal associate undertaking of the Group is ITC Ltd. (“ITC”) as shown under associates undertakings and joint ventures.

ITC Ltd.

ITC is an Indian conglomerate based in Kolkata and maintains a presence in cigarettes, hotels, paper and packaging, agri-business and other fast-moving goods (e.g. confectionery, branded apparel, personal care, stationery and safety matches). BAT’s interest in ITC is 29.46%.

ITC prepares accounts on a quarterly basis with a 31 March year-end. As permitted by IAS 28, results up to 30 September 2019 have been used in applying the equity method. This is driven by the availability of information at the half-year, to be consistent with the treatment in the Group’s interim accounts. Any further information available after the date used for reporting purposes is reviewed and any material items adjusted for in the final results. The latest published information available is at 31 December 2019.

	2019 £m	2018 £m

Non-current assets	4,124	4,106

Current assets	3,234	2,823

Non-current liabilities	(237)	(238)

Current liabilities	(1,031)	(1,002)

	6,090	5,689

Group's share of ITC Ltd. (2019: 29.46%; 2018: 29.57%)	1,794	1,682